Derivative instruments and hedging activities - Non-hedging activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ 2,313	$ (2,982)	$ (1,244)
Forward contracts | Mortgage banking activities
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	2,027	(5,027)	(2,254)
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	0	0	(5)
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	6,824	5,462	7,898
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (6,538)	$ (3,417)	$ (6,883)